Financial Risk Management - Liquidity Risk Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Working capital deficit	$ (178,943,000)	$ (333,868,000)
Borrowings	3,917,433,000	4,137,506,000
Distributions received from investments	(74,944,000)	(78,378,000)
Corporate credit facility | Corporate borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	$ 26,000,000
Undrawn borrowing facilities	$ 500,000,000